Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal
State
Foreign	(335,748)	94,947	$ 255,805
Total current income tax (credit)/expenses, continuing operations	(335,748)	94,947	255,805
Current income tax expenses, discontinued operations
Total current	(335,748)	94,947	255,805
Deferred:
Federal
State
Foreign
Total deferred income tax expenses, continuing operations
Deferred income tax expenses, discontinued operations
Total deferred
Total income tax (credit)/expense	$ (335,748)	$ 94,947	$ 255,805